Cash generated from operations (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of cash flows [abstract]
Profit (loss) before taxation	$ 580	$ 76
Adjusted for:
Movement on non-hedge derivatives and other commodity contracts	18	(2)
Amortisation of tangible and right of use assets	329	300
Finance costs and unwinding of obligations	84	75
Environmental, rehabilitation, silicosis and other provisions	(22)	(17)
Impairment, derecognition of assets and (profit) loss on disposal	0	131
Other expenses (income) (non-cash portion)	25	57
Profit (loss) on sale of assets	(1)	(6)
Finance income	(89)	(57)
Share of associates and joint ventures’ (profit) loss	(95)	(84)
Other non-cash movements	56	(23)
Other exchange losses	10	52
Movements in working capital	(160)	(186)
Cash generated from operations	735	316
(Increase) decrease in inventories	33	(19)
(Increase) decrease in trade and other receivables	(119)	(140)
Increase (decrease) in trade and other payables	(74)	(27)
Movements in working capital	$ (160)	$ (186)